UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund:  BlackRock Focus Value Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

BlackRock Focus Value Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                                  Common Stocks                                                      Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
Above-Average Yield - 9.2%
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.5%                        Harley-Davidson, Inc.                                               80,100   $  2,987,730
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                          PPG Industries, Inc.                                                56,900      3,318,408
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             AT&T Inc.                                                          174,100      4,860,872
Services - 2.5%
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.4%       Mattel, Inc.                                                        42,600        768,504
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%                    Wyeth                                                              164,400      6,072,936
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Above-Average Yield                                                      18,008,450
------------------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround - 28.8%
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%            International Business Machines Corp.                               19,300      2,257,328
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.5%        BJ Services Co.                                                    299,300      5,725,609
                                          Halliburton Co.                                                    156,900      5,081,991
                                                                                                                       -------------
                                                                                                                         10,807,600
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.4%                      Tyson Foods, Inc. Class A                                          138,400      1,652,496
                                          Unilever NV (a)                                                    249,500      7,025,920
                                                                                                                       -------------
                                                                                                                          8,678,416
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.0%           General Electric Co.                                               156,900      4,000,950
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.0%        Peabody Energy Corp.                                               130,600      5,877,020
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.6%                    Bristol-Myers Squibb Co.                                           327,400      6,826,290
                                          Schering-Plough Corp.                                              224,000      4,137,280
                                                                                                                       -------------
                                                                                                                         10,963,570
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            LSI Corp. (b)                                                      826,000      4,427,360
Equipment - 3.6%                          Micron Technology, Inc. (b)                                        644,200      2,609,010
                                                                                                                       -------------
                                                                                                                          7,036,370
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.5%                           Borland Software Corp. (b)                                       2,448,900      3,746,817
                                          Parametric Technology Corp. (b)                                    168,200      3,094,880
                                                                                                                       ------------
                                                                                                                          6,841,697
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Earnings Turnaround                                                      56,462,951
------------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                              Legacy Holdings, Inc. (b)                                            1,500            240
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Financial Restructuring                                                         240
------------------------------------------------------------------------------------------------------------------------------------
Operational Restructuring - 20.9%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                Raytheon Co.                                                        71,300      3,815,263
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.1%                          E.I. du Pont de Nemours & Co.                                      152,600      6,149,780
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.8%           Nokia Oyj (a)                                                      298,200      5,561,430
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.9%            Hewlett-Packard Co.                                                 79,500      3,676,080
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.8%     JPMorgan Chase & Co.                                               158,840      7,417,828
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.0%   Covidien Ltd.                                                       36,250      1,948,800
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.0%           Tyco International Ltd.                                            111,950      3,920,489
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                              Time Warner, Inc.                                                  222,500      2,916,975
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 2.8%                 Xerox Corp.                                                        482,900      5,567,837
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Operational Restructuring                                                40,974,482
------------------------------------------------------------------------------------------------------------------------------------
Price-to-Book Value - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.1%     Citigroup, Inc.                                                     99,800      2,046,898
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            Fairchild Semiconductor
Equipment - 0.2%                          International, Inc. (b)                                             51,400        456,946
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Price-to-Book Value                                                       2,503,844
------------------------------------------------------------------------------------------------------------------------------------
Price-to-Earnings Per Share - 33.0%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             Qwest Communications International Inc.                          2,555,800      8,255,234
Services - 4.2%
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                                  Common Stocks                                                      Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                    Avnet, Inc. (b)                                                    227,500   $  5,603,325
Instruments - 2.9%
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.5%        Global Industries Ltd. (b)(c)                                      426,800      2,961,992
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.1%                      Archer-Daniels-Midland Co.                                         186,000      4,075,260
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.3%                          MetLife, Inc.                                                       86,800      4,860,800
                                          Prudential Financial, Inc.                                          53,000      3,816,000
                                          The Travelers Cos., Inc.                                           126,245      5,706,274
                                                                                                                       -------------
                                                                                                                         14,383,074
------------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                              News Corp. Class A                                                 237,100      2,842,829
                                          Viacom, Inc. Class B (b)                                           150,900      3,748,356
                                                                                                                       -------------
                                                                                                                          6,591,185
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.5%        Chevron Corp.                                                       46,800      3,860,064
                                          Marathon Oil Corp.                                                  89,500      3,568,365
                                          Occidental Petroleum Corp.                                          28,100      1,979,645
                                          Petroleo Brasileiro SA (a)                                         142,700      5,339,834
                                                                                                                       -------------
                                                                                                                         14,747,908
------------------------------------------------------------------------------------------------------------------------------------
Software - 1.5%                           Microsoft Corp.                                                    110,000      2,935,900
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.6%                   American Eagle Outfitters, Inc.                                    330,200      5,035,550
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Price-to-Earnings Per Share                                              64,589,428
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks - 93.2%                                                   182,539,395
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                          Other Interests (d)                                                (000)
------------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%        WRT Energy Corp. (Litigation Trust
                                          Certificates) (e)(f)                                             $   1,981              0
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Other Interests - 0.0%                                                            0
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Long-Term Investments
                                          (Cost - $205,322,963) - 93.2%                                                 182,539,395
------------------------------------------------------------------------------------------------------------------------------------
                                          Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                          BlackRock Liquidity Series, LLC Cash Sweep
                                          Series, 2.59% (g)(h)                                             $  11,469     11,468,678
                                          BlackRock Liquidity Series, LLC Money Market
                                          Series, 2.66% (g)(h)(i)                                              1,533      1,533,000
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $13,001,678) - 6.6%                                                    13,001,678
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments Before Options Written
                                          (Cost - $218,324,641*) - 99.8%                                                195,541,073
------------------------------------------------------------------------------------------------------------------------------------

                                          Options Written                                                  Contracts
------------------------------------------------------------------------------------------------------------------------------------
Call Options                              Harley-Davidson, Inc., expiring November 2008
                                          at $45                                                                 700        (45,500)
                                          Schering-Plough Corp., expiring January 2009
                                          at $22.5                                                             1,500        (78,750)
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Options Written
                                          (Premiums Received - $260,398) - (0.1)%                                          (124,250)
------------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments, Net of Options Written
                                          (Cost - $218,064,243) - 99.7%                                                 195,416,823
                                          Other Assets Less Liabilities - 0.3%                                              546,211
                                                                                                                       -------------
                                          Net Assets - 100.0%                                                          $195,963,034
                                                                                                                       =============

BlackRock Focus Value Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

        * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                   $  220,989,004
                                             ==============
            Gross unrealized appreciation    $   14,142,747
            Gross unrealized depreciation       (39,590,678)
                                             --------------
            Net unrealized depreciation      $  (25,447,931)
                                             ==============

      (a)   Depositary receipts.

      (b)   Non-income producing security.

      (c)   Security, or a portion of security, is on loan.

      (d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

      (e) Restricted security as to resale, representing 0.0% of net assets was as follows:

            --------------------------------------------------------------------
                                                 Acquisition
            Issue                                    Date        Cost     Value
            --------------------------------------------------------------------
            WRT Energy Corp.
               (Litigation Trust Certificates)    7/10/1997    $202,416     $0
            --------------------------------------------------------------------

      (f)   Security is fair valued.

      (g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            ------------------------------------------------------------------------------
                                                                  Net Activity
            Affiliate                                                 (000)       Income
            ------------------------------------------------------------------------------
            BlackRock Liquidity Series, LLC Cash Sweep Series     $     11,469   $ 68,675
            BlackRock Liquidity Series, LLC Money Market Series   $      1,533   $ 26,118
            Merrill Lynch Premier Institutional Fund              $     (5,687)        --
            ------------------------------------------------------------------------------

      (h)   Represents the current yield as of report date.

      (i)   Security was purchased with the cash proceeds from securities loans.

        o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Focus Value Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

            ---------------------------------------------
            Valuation   Investments in   Other Financial
             Inputs       Securities       Instruments*
            ---------------------------------------------
            Level 1     $  182,539,395   $      (124,250)
            Level 2         13,001,678                --
            Level 3                 --                --
            ---------------------------------------------
            Total       $  195,541,073   $      (124,250)
                        =================================

            *     Other financial instruments are options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Focus Value Fund, Inc.

          By:    /s/ Donald C. Burke
                 --------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Focus Value Fund, Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 --------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Focus Value Fund, Inc.

          Date: November 24, 2008

          By:    /s/ Neal J. Andrews
                 --------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Focus Value Fund, Inc.

          Date: November 24, 2008